Capital Structure Financial Policies	12 Months Ended
Dec. 31, 2018
CAPITAL STRUCTURE FINANCIAL POLICIES
CAPITAL STRUCTURE FINANCIAL POLICIES

26. CAPITAL STRUCTURE FINANCIAL POLICIES

The company's primary capital management strategy is to maintain a conservative balance sheet, which supports a solid investment grade credit rating profile. This objective affords the company the financial flexibility and access to the capital it requires to execute on its growth objectives.

The company's capital is primarily monitored by reviewing the ratios of net debt to funds from operations(1) and total debt to total debt plus shareholders' equity.

Net debt to funds from operations is calculated as short-term debt plus total long-term debt less cash and cash equivalents, divided by funds from operations for the year then ended.

Total debt to total debt plus shareholders' equity is calculated as short-term debt plus total long-term debt divided by short-term debt plus total long-term debt plus shareholders' equity. This financial covenant under the company's various banking and debt agreements shall not be greater than 65%.

The company's financial covenant is reviewed regularly and controls are in place to maintain compliance with the covenant. The company complied with financial covenants for the years ended December 31, 2018 and 2017. The company's financial measures, as set out in the following schedule, were unchanged from 2017. The company believes that achieving its capital target helps to provide the company access to capital at a reasonable cost by maintaining solid investment grade credit ratings. The company operates in a fluctuating business environment and ratios may periodically fall outside of management's targets. The company addresses these fluctuations by capital expenditure reductions and sales of non-core assets to ensure net debt achieves management's targets.

($ millions)	Capital Measure Target	December 31, 2018	December 31, 2017

Components of ratios

Short-term debt		3 231	2 136

Current portion of long-term debt		229	71

Long-term debt		13 890	13 372

Total debt		17 350	15 579

Less: Cash and cash equivalents		2 221	2 672

Net debt		15 129	12 907

Shareholders' equity		44 005	45 383

Total capitalization (total debt plus shareholders' equity)		61 355	60 962

Funds from operations(1)		10 172	9 139

Net debt to funds from operations	<3.0 times	1.5	1.4

Total debt to total debt plus shareholders' equity		28%	26%

(1)	Funds from operations is calculated as cash flow from operating activities before changes in non-cash working capital, and is a non-GAAP financial measure.